WT MUTUAL FUND (THE "TRUST")

             WILMINGTON MULTI-MANAGER REAL ASSET FUND (THE "FUND")


    Supplement dated October 4, 2011 to the Fund's Summary Prospectus dated
           November 1, 2010, as amended or restated from time to time

THE INFORMATION IN THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT IN THE FUND'S SUMMARY PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS.

Effective October 4, 2011, the sub-section "Portfolio Managers" of the Summary Prospectus is hereby amended and restated as follows:

PORTFOLIO  MANAGERS

The following table lists the persons responsible for the day-to-day management of the Fund's portfolio:

Name                  Length of Service               Title
------------------------------------------------------------------------------------------
R. Samuel Fraundorf   Portfolio Manager of the Fund   President of WTIM
                      since 2004.
------------------------------------------------------------------------------------------
George Chen           Portfolio Manager of the Fund   Assistant Vice President and Research
                      since 2005.                     Analyst at WTIM
------------------------------------------------------------------------------------------
Amanda M. Cogar       Portfolio Manager of the Fund   Assistant Vice President and Research
                      since 2005.                     Analyst at WTIM
------------------------------------------------------------------------------------------




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE